Other Operating Income (expenses) - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Oct. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Other Operating Income (expenses)
Other operating income decreased	€ 2,400	€ 3,100
Reversal of provisions	0	0		€ 2,377		€ 574
Waiver claim		640
Reversal of impairment on the carry back receivable		333	$ 0.3
Insurance costs		800
Corrective claims - CIR				2,863
CIR provision		137		1,804
IPO
Other Operating Income (expenses)
Initial public offering transaction costs				2,800
Provision For Tax Audit For The Years Ended December 31, 2016 And December 31, 2017 [Member]
Other Operating Income (expenses)
Accrued expense					€ 1,200
Provision For French Research Tax Credit Related To Tax Audit For Years Ended 2017 [Member]
Other Operating Income (expenses)
Reversal of provisions				880		216
Waiver claim		600
CIR provision	700
Initial provision	900
Provision For French Research Tax Credit elated To Tax Audit For Years Ended 2013 2014 And 2015 [Member]
Other Operating Income (expenses)
Reversal of provisions				€ 1,497		€ 358
Accrued expense	1,600
CIR provision	1,100
Provision For French Research Tax Credit elated To Tax Audit For Years Ended 2013 2014 And 2015 [Member] | Minimum
Other Operating Income (expenses)
Initial provision	400
Provision For French Research Tax Credit elated To Tax Audit For Years Ended 2013 2014 And 2015 [Member] | Maximum
Other Operating Income (expenses)
Initial provision	€ 1,500
Provision For French Research Tax Credit Related To Tax Audit For Years Ended 2017 To 2019
Other Operating Income (expenses)
Corrective claims - CIR		€ 2,900